DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 12 — DERIVATIVE LIABILITIES

Series A, B and C Preferred Stock - Conversion Options
On December 30, 2014, the Company entered into a purchase agreement pursuant to which the Company sold to 31 Group, 750,000 of the Company’s Series A Preferred Stock (the “Series A Preferred Stock”). On February 12, 2015, the Company entered into a purchase agreement pursuant to which the Company sold to 31 Group, 350,000 of the Company’s Series B Preferred Stock (the “Series B Preferred Stock”). On February 24, 2015, the Company entered into a purchase agreement pursuant to which the Company sold to certain members of George’s Schmitt’s family, 845,000 of the Company’s Series B Preferred Stock (the “Series B Preferred Stock”). On February 24, 2015, the Company entered into a purchase agreement pursuant to which the Company sold to 31 Group and Dominion Capital, 1,800,000 of the Company’s Series C Preferred Stock (the “Series C Preferred Stock”).

The Series A Preferred Stock are convertible, in whole or in part, at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice.

The Series B and C Preferred Stock are convertible, in whole or in part, at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice.

The conversion feature was bifurcated from the Preferred Stock as it was not considered to be clearly and closely related to the host agreement and is accounted for as a derivative liability.

Warrants to Purchase Common Stock

In connection with the issuance of Series A Preferred Stock to 31 Group, the Company issued warrants to purchase up to 375,000 shares of Common Stock which are exercisable at any time on or before December 31, 2019. In connection with the issuance of Series B Preferred Stock to 31 Group, the Company issued warrants to purchase up to 175,000 shares of Common Stock which are exercisable at any time on or before February 11, 2020. In connection with the issuance of Series B Preferred Stock to certain family members of George Schmitt, the Company issued warrants to purchase up to 422,500 shares of Common Stock are exercisable at any time on or before February 24, 2020. In connection with the issuance of Series C Preferred Stock to 31 Group and Dominion Capital, the Company issued warrants to purchase up to 900,000 shares of Common Stock are exercisable at any time on or before February 24, 2020. The Warrants each have an exercise price of $2.00 per share. The warrants are accounted for as derivative liability as they can be redeemed by the holder for Black Scholes value upon certain fundamental transactions.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities for the quarter ended March 31, 2015:

	Series A	Series B (31 Group)	Series B (Related Party)	Series C	Total
Balance at January 1, 2015	270,000	—	—	—	270,000
Additions to conversion option derivative liability	—	84,000	220,000	468,000	772,000
Additions to warrant derivative liability	—	42,000	118,000	252,000	412,000
Conversions of derivative liability	(150,000)	(24,000)	(220,000)	(55,000)	(449,000)
Change in fair market value of the derivative liabilities	(60,000)	(44,000)	(50,000)	(331,000)	(485,000)
Balance at March 31, 2015	60,000	58,000	68,000	334,000	520,000

These instruments were valued using the Black Scholes pricing model that incorporates the price of a share of Common Stock, volatility, risk free rate, dividend rate and estimated life. As of March 31, 2015 all outstanding shares of the Series A Preferred Stock and the Series B Preferred Stock (Related Party) have been converted.

The following are the key assumptions used in connection with the valuation of the conversion option on the date of issuance, at December 31, 2014 and March 31, 2015:

	Series A	Series B (31 Group)	Series B (Related Party)	Series C
Date of issuance	12/30/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares convertible into	750,000	350,000	845,000	1,800,000
Fair market value of stock	$0.51	$0.42	$0.45	$0.45
Conversion price	$0.57	$0.357	$0.40	$0.40
Volatility	131%	143.4%	143.4%	143.4%
Risk-free interest rate	0.13%	0.26%	0.26%	0.26%
Expected dividend yield	—	—	—	—
Life of convertible preferred stock (years)	1	1	1	1

	Series A	Series B (31 Group)	Series B (Related Party)	Series C
Number of shares convertible into on March 31, 2015	—	250,000	—	1,589,720
Fair market value of stock	—	$0.279	—	$0.279
Conversion price	—	$0.2295	—	$0.2295
Volatility	—	105.4%	—	105.4%
Risk-free interest rate	—	0.99%	—	0.99%
Expected dividend yield	—	—	—	—
Life of convertible preferred stock (years)	—	0.85	—	0.90

The following are the key assumptions used in connection with the valuation of the warrants on the date of issuance, at December 31, 2014 and March 31, 2015:

	Series A	Series B (31 Group)	Series B (Related Party)	Series C
Date of warrant	12/30/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares underlying the warrants	375,000	175,000	422,500	900,000
Fair market value of stock	$0.51	$0.42	$0.45	$0.45
Exercise price	$2.00	$2.00	$2.00	$2.00
Volatility	112.9%	120.6%	120.6%	120.6%
Risk-free interest rate	0.96%	0.90%	0.90%	0.90%
Expected dividend yield	—	—	—	—
Warrant life (years)	5	5	5	5

	Series A	Series B (31 Group)	Series B (Related Party)	Series C
Number of shares underlying the warrants on March 31, 2015	375,000	175,000	422,500	900,000
Fair market value of stock	$0.279	$0.279	$0.279	$0.279
Exercise price	$2.00	$2.00	$2.00	$2.00
Volatility	116.3%	120.6%	120.6%	120.6%
Risk-free interest rate	0.99%	0.90%	0.90%	0.90%
Expected dividend yield	—	—	—	—
Warrant life (years)	4.75	4.85	4.90	4.90

The risk-free rate is based on the rate for the U.S. Treasury note over the expected terms. The expected term is the full term of the warrant and preferred stock. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on London Stock Exchange’s AIM Market to the date of the grant.

11 — DERIVATIVE LIABILITIES

Series A Convertible Preferred Stock — Conversion Option

On December 30, 2014, the Company entered into a purchase agreement pursuant to which the Company sold to 31 Group, 750,000 of the Company’s Series A Convertible Preferred Stock (the “Preferred Stock”). The Preferred Stock are convertible, in whole or in part, at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice. The conversion feature was bifurcated from the Preferred Stock as it was not considered to be clearly and closely related to the host agreement and is accounted for as a derivative liability.

Warrants to Purchase Common Stock

In connection with the issuance of Series A Convertible Preferred Stock, the Company issued warrants to purchase up to 375,000 shares of Common Stock (the “Warrants”). The Warrants have an exercise price of $2.00 per share (the “Exercise Price”). Warrants covering up to 375,000 shares of Common Stock are exercisable at any time on or before December 31, 2019. The Warrants are accounted for as derivative liability as they can be redeemed by the holder for fair market value upon certain fundamental transactions.
The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities for the year ended December 31, 2014:

Balance at beginning of year	$—
Additions to conversion option derivative liability at December 30, 2014	150,000
Additions to warrant derivative liability at December 30, 2014	120,000
Change in fair market value of the derivative liabilities	—
Balance at end of year	$270,000
These instruments were valued using pricing models that incorporate the price of a share of Common Stock, volatility, risk free rate, dividend rate and estimated life. The Company computed the fair value using the Black-Scholes model as of December 30, 2014. There was no change in fair value of the instruments at December 31, 2014.
The following are the key assumptions used in connection with the valuation of the conversion option on the date of issuance and at December 31, 2014:

Number of shares convertible into	750,000
Fair market value of stock	$0.51
Conversion Price	$0.57
Volatility	131%
Risk-free interest rate	0.13%
Expected dividend yield	0%
Life of Convertible Preferred Stock (year)	1
Number of shares underlying the Warrants	375,000
Fair market value of stock	$0.51
Exercise Price	$2.00
Volatility	112.9%
Risk-free interest rate	0.96%
Expected dividend yield	0%
Warrant life (years)	5
The risk-free rate is based on the rate for the U.S. Treasury note over the expected terms. The expected term is the full term of the warrant and preferred stock. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on London Stock Exchange’s AIM Market to the date of the grant.